Income taxes (Details 5) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2014	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥) ¥ / shares	Mar. 31, 2013 JPY (¥) ¥ / shares
Income taxes
Aggregate amounts of tax holidays | ¥		¥ 5,109	¥ 4,362	¥ 2,968
Per share - basic		¥ 18.25	¥ 16.03	¥ 11.02
Per share - diluted		¥ 17.22	¥ 15.02	¥ 10.30
Common stock, stock split	2